Organization and Reorganization - Schedule of Consolidated Financial Statements (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Current assets:
Cash and cash equivalents	¥ 75		¥ 1,178
Amount due from the subsidiaries of the Group	123,013		122,613
Other current assets	11,143		12,708
Total current assets	134,231		136,499
Non-current assets:
Long-term investments	5,936		6,096
Operating lease right-of-use assets
Total non-current assets	5,936		6,096
Total assets	140,167		142,595
Current liabilities:
Short term borrowings	14,634		19,734
Accounts payable	3,200		5,332
Advance from customers	9,434		8,371
Salary and welfare benefits payable	5,367		2,324
Other taxes payable	1,178		905
Short-term operating lease liabilities
Current portion of deferred revenue	72		798
Other current liabilities	38,779		10,868
Account due to subsidiaries of the Group	205,626		231,968
Total current liabilities	278,290		280,300
Long-term borrowings	10,000		10,000
Long-term operating lease liabilities
Non-current portion of deferred revenue
Total non-current liabilities	10,000		10,000
TOTAL LIABILITIES	288,290		¥ 290,300
Net revenues	21,521	¥ 15,360
Net loss	(1,589)	(15,250)
Net cash used in operating activities	(3)	(6,868)
Net cash generated from investing activities
Net cash generated from/(used in) financing activities	(1,100)	6,413
Net decrease in cash, cash equivalent and restricted cash	¥ (1,103)	¥ (455)